Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Sep. 01, 2016
Document Effective Date	Sep. 01, 2016
Prospectus Date	Aug. 29, 2016
IQ Real Return ETF | IQ Real Return ETF
Risk/Return:
Trading Symbol	CPI
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Risk/Return:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Risk/Return:
Trading Symbol	GRES